Goodwill and Other Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance		$ 7,959
Impairment		0	$ 0
Ending balance		8,012	7,959
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		13,143	12,146
Additions		1,125	987
Impairment	[1]	(297)
Disposals/Retirements		(2,143)	(2)
Foreign currency adjustments and other		204	12
Ending balance		12,032	13,143
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(5,184)	(4,390)
Amortization		1,019	782
Impairment	[1]	(168)
Disposals/Retirements		1,998	1
Foreign currency adjustments and other		(17)	13
Ending balance		(4,020)	(5,184)
Fund management contracts [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[2]	4,415
Ending balance	[2]	4,415	4,415
Fund management contracts [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[2]	4,415	4,415
Ending balance	[2]	4,415	4,415
Indefinite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		166
Ending balance		163	166
Indefinite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		166	166
Impairment	[1]	(3)
Ending balance		163	166
Computer software [member] | Finite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	[3]	2,878
Ending balance	[3]	3,073	2,878
Computer software [member] | Finite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		6,687	5,698
Additions		1,125	987
Impairment	[1]	(184)
Disposals/Retirements		(2,141)	(2)
Foreign currency adjustments and other		152	4
Ending balance		5,639	6,687
Computer software [member] | Finite life intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(3,809)	(3,117)
Amortization		862	685
Impairment	[1]	(134)
Disposals/Retirements		1,996	1
Foreign currency adjustments and other		25	8
Ending balance		(2,566)	(3,809)
Other intangible assets [member] | Finite life intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		500
Ending balance		361	500
Other intangible assets [member] | Finite life intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,875	1,867
Impairment	[1]	(110)
Disposals/Retirements		(2)
Foreign currency adjustments and other		52	8
Ending balance		1,815	1,875
Other intangible assets [member] | Finite life intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(1,375)	(1,273)
Amortization		157	97
Impairment	[1]	(34)
Disposals/Retirements		2
Foreign currency adjustments and other		(42)	5
Ending balance		$ (1,454)	$ (1,375)

[1]	Impairment charges taken against finite life intangible assets primarily relate to the full write-off of a contract-based intangible asset in Peru, and software assets which were decommissioned in Q4 2023.
[2]	Fund management contracts are attributable to the previously acquired Dynamic Funds business (formerly DundeeWealth Inc.), MD Financial Management Inc., and Jarislowsky Fraser Limited.
[3]	Computer software comprises of purchased software of $429 (2022 – $337), internally generated software of $1,711 (2022 – $1,555), and in process software not subject to amortization of $933 (2022 – $986).